LEASES - Components of lease costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating lease costs			$ 52,751	$ 172,974
Short-term leases			46,984
Amortization of ROU assets	$ 32,776	$ 45,301	76,626	121,457
Interest on lease liabilities			7,856	19,000
Total lease costs			$ 184,217	$ 313,431